Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Classified as Current and Non-current - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of subordinated bonds classified as current and non-curren [Abstract]
Total subordinated bonds	$ 1,910,697	$ 1,813,938	$ 1,733,869
Subordinated bonds
Schedule of subordinated bonds classified as current and non-curren [Abstract]
Current portion	0	0
Non- current portion	1,910,697	1,813,938
Total subordinated bonds	$ 1,910,697	$ 1,813,938